Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Detail) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2021 MXN ($)	Sep. 30, 2020 MXN ($)	Sep. 30, 2021 MXN ($) Exchange_Rate	Sep. 30, 2020 MXN ($) Exchange_Rate	Dec. 31, 2020 Exchange_Rate
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net		$ 6,050,004	$ 8,186,003	$ 38,242,464	$ 16,110,579
Petrochemicals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate				20.3060		19.9487
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net				$ 37,635,674	32,741,187
Positive effect due to decrease in discount rate				$ 3,382,991
Useful life				25 years
Positive exchange rate effect amount					43,544,187
Negative effect due to decrease in production volume of crude oil and higher transportation and distribution				$ 44,788,913
Exchange rate effect amount				7,676,061
Negative tax effect due to higher income				949,106
Higher expected cost on disposal of abandoned fixed assets				7,760,733
Increase in future net cash flows generating positive effect amount					28,932,000
Net benefit from lower income in production profile					(35,193,000)
Negative effect due to decrease in crude oil and gas prices					(3,673,000)
Negative effect from discounting of future cash flows					(905,000)
Positive Effect From Decrease In Production				$ 80,075,374
Pemex exploration and production [member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of decrease in discount rate				6.23%
Pemex exploration and production [member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of decrease in discount rate				5.90%
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net	[1]			$ 278,616	$ (16,630,608)
Pemex industrial transformation [member] | Refining [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate				20.3060	22.4573
Percentage of increase in discount rate					0.41%
Percentage of decrease in discount rate				1.49%
Pemex industrial transformation [member] | Gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate				20.3060	22.4573
Percentage of increase in discount rate					0.12%
Percentage of decrease in discount rate				0.90%
Pemex industrial transformation [member] | Petrochemicals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate				20.3060	22.4537
Percentage of increase in discount rate					0.02%
Percentage of decrease in discount rate				1.19%
Pemex industrial transformation [member] | Ethylene [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate				20.3060	22.4573
Percentage of increase in discount rate					0.10%
Percentage of decrease in discount rate				0.54%

[1]	On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.